Significant accounting policies - Balance sheet impact of IFRS 16 adoption (Detail) - EUR (€) € in Millions		Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Significant accounting policies - Text Details (Detail) [Line Items]
Property, plant and equipment		€ 2,866	[1]	€ 1,712	[1]	€ 1,591
Current prepayments and other current assets		476		469
Deferred tax assets		1,865		1,828
Equity attributable to owners of parent	[2]	12,597		12,088		11,999
Non-current portion of non-current borrowings	[2]	4,939	[1]	3,427	[1]	4,044
Non-current provisions		1,603		1,788
Current borrowings and current portion of non-current borrowings	[2]	508	[1]	1,394	[1]	€ 672
Accruals		€ 1,632		1,537
After presentation change [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Property, plant and equipment				2,472
Current prepayments and other current assets				457
Deferred tax assets				1,833
Equity attributable to owners of parent				12,055
Non-current portion of non-current borrowings				4,083
Non-current provisions				1,782
Current borrowings and current portion of non-current borrowings				1,541
Accruals				1,526
IFRS 16 [Member]
Significant accounting policies - Text Details (Detail) [Line Items]
Property, plant and equipment				760
Current prepayments and other current assets				(12)
Deferred tax assets				5
Equity attributable to owners of parent				(33)
Non-current portion of non-current borrowings				656
Non-current provisions				(6)
Current borrowings and current portion of non-current borrowings				147
Accruals				€ (11)

[1]	Includes the impact of IFRS 16 lease accounting following its adoption as of January 1, 2019. For more details refer to the Significant accounting policies.
[2]	Non-IFRS financial measure. For the definition and reconciliation of the most directly comparable IFRS measure, refer to Reconciliation of non-IFRS information.